Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 443,000.00
Previously Paid Amount	0.00
Total Fee Amount	61.18
Total Offset Amount	0.00
Net Fee	61.18
Narrative - Max Aggregate Offering Price	$ 443,000.00
Final Prospectus	true